Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Normal Course Issuer Bids

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2017		2016
	number	Shares	Cash	Shares	Cash
	of shares	purchased	amount	purchased	amount
2015 Bid	40,000,000	—	$—	20,313,194	$818
2016 Bid	38,000,000	23,245,377	1,109	2,021,824	86
2017 Bid	35,800,000	3,011,666	162	—	—

		26,257,043	$1,271	22,335,018	$904

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 6, 2018 were exercised or converted:

Common Shares	358,395,997
Stock options (i)	7,661,769

366,057,766

(i)

Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.